Restatement of Previously Issued Unaudited Condensed Financial Statements - Schedule of Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Details) - Business Combination [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Condensed Consolidated Statements of Changes in Stockholders’ Deficit [Line Items]
Net income (loss)	$ 30,221,108
Accumulated deficit	(117,798,661)
Total stockholders’ deficit	(3,274,302)
As Previously Reported [Member]
Schedule of Condensed Consolidated Statements of Changes in Stockholders’ Deficit [Line Items]
Net income (loss)	32,521,108
Accumulated deficit	(115,498,661)
Total stockholders’ deficit	(974,302)
Adjustments [Member]
Schedule of Condensed Consolidated Statements of Changes in Stockholders’ Deficit [Line Items]
Net income (loss)	(2,300,000)
Accumulated deficit	(2,300,000)
Total stockholders’ deficit	$ (2,300,000)